Financial Instruments - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 129,917	$ 184,669
Financial liabilities	60,970	68,422
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets	49,465	56,357
Financial liabilities	$ 410,617	$ 381,599